FINANCIAL INSTRUMENTS & RISK - Allowance for Expected Credit Losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Allowance at January 1	SFr 530.1
Allowance at December 31	167.6	SFr 530.1
Accumulated impairment | Trade receivables
Increase (decrease) in financial assets [abstract]
Allowance at January 1	(30.6)	(22.2)
Provisions for impairment of trade receivables	(30.8)	(15.6)
Write-off of receivables	29.5	7.2
Allowance at December 31	SFr (31.9)	SFr (30.6)